Pension and Postretirement Expense Level 4 (Details) - Estimated Future Plan Benefit Payments (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated future contributions to defined benefit plans in 2013	$ 22
United States Pension Plans of US Entity, Defined Benefit [Member]
2013	21
2014	21
2015	20
2016	19
2017	29
2018-2022	84
Foreign Pension Plans, Defined Benefit [Member]
2013	9
2014	10
2015	11
2016	12
2017	12
2018-2022	83
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
2013	1
2014	1
2015	1
2016	1
2017	1
2018-2022	5
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
2013	0
2014	0
2015	0
2016	0
2017	0
2018-2022	2
Defined Contribution Pension [Member]
Defined Contribution Plan, Cost Recognized	16	14	14
U.S. non-qualified plans [Member]
Postemployment Benefits Liability	7	8
German Early Retirement Program [Member]
Defined Contribution Plan, Cost Recognized	1	3	4
Postemployment Benefits Liability	7	8
European Jubilee Plan [Member]
Postemployment Benefits Liability	$ 7	$ 8